NON-CONTROLLING INTEREST (Details Narrative) - USD ($)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Jun. 22, 2006
Common share issued	89,336,000	89,036,000	89,036,000
AlphaRx International Holdings Limited [Member]
Increase in ssued and outstanding shares				10,000
Change in owenership percentage				80.00%
New Super Limited [Member]
Common share issued				1,500
Common Stock, value				$ 1,288,826